UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2018
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (97.4%)1
Consumer Discretionary (8.9%)
Newell Brands Inc.	8,872,953	232,383
TJX Cos. Inc.	1,947,225	189,387
Ford Motor Co.	17,932,958	180,047
Comcast Corp. Class A	4,491,300	160,699
* Norwegian Cruise Line Holdings Ltd.	2,643,698	132,264
Expedia Group Inc.	940,477	125,873
DR Horton Inc.	2,678,683	117,058
Omnicom Group Inc.	1,662,541	114,433
Interpublic Group of Cos. Inc.	4,983,648	112,381
General Motors Co.	2,928,508	111,020
Hilton Worldwide Holdings Inc.	1,240,300	97,562
Lowe's Cos. Inc.	813,773	80,840
Lennar Corp. Class A	1,233,568	64,479
News Corp. Class A	4,001,857	60,308
Kohl's Corp.	343,475	25,372
		1,804,106
Consumer Staples (5.6%)
British American Tobacco plc	3,772,660	207,393
* US Foods Holding Corp.	5,491,493	185,667
Archer-Daniels-Midland Co.	3,189,300	153,916
Kroger Co.	4,911,681	142,439
Walmart Inc.	1,403,400	125,225
* Post Holdings Inc.	1,444,827	125,064
Coty Inc. Class A	6,782,590	90,955
Ingredion Inc.	485,354	49,166
Kellogg Co.	625,000	44,394
		1,124,219
Energy (9.6%)
Pioneer Natural Resources Co.	1,428,983	270,464
Royal Dutch Shell plc ADR	3,336,671	228,128
* Concho Resources Inc.	1,428,936	208,410
Anadarko Petroleum Corp.	2,709,585	198,206
Halliburton Co.	3,832,812	162,588
Chevron Corp.	1,216,900	153,658
Exxon Mobil Corp.	1,713,960	139,705
* Newfield Exploration Co.	4,715,926	135,442
BP plc ADR	2,975,024	134,144
Canadian Natural Resources Ltd.	2,995,561	109,757
National Oilwell Varco Inc.	1,994,099	96,953
Cenovus Energy Inc.	6,621,254	66,477
Murphy Oil Corp.	474,954	15,797
Baker Hughes a GE Co.	404,150	13,976
		1,933,705
Financials (22.0%)
Bank of America Corp.	15,659,374	483,562
American International Group Inc.	7,274,733	401,638
Citigroup Inc.	5,503,218	395,626
MetLife Inc.	7,826,914	358,003

Wells Fargo & Co.	5,296,691	303,447
Comerica Inc.	2,106,735	204,227
PNC Financial Services Group Inc.	1,364,323	197,595
JPMorgan Chase & Co.	1,559,517	179,267
Arthur J Gallagher & Co.	2,493,514	177,912
Capital One Financial Corp.	1,797,232	169,515
Unum Group	4,027,459	160,011
ING Groep NV ADR	8,733,673	133,363
UBS Group AG	7,567,589	124,260
* AXA Equitable Holdings Inc.	5,594,427	123,021
Morgan Stanley	2,395,936	121,139
* Voya Financial Inc.	2,353,572	118,902
Goldman Sachs Group Inc.	493,525	117,178
Axis Capital Holdings Ltd.	1,685,313	95,321
Franklin Resources Inc.	2,695,150	92,498
Intercontinental Exchange Inc.	980,817	72,492
KeyCorp	3,143,625	65,607
Fifth Third Bancorp	2,159,384	63,896
* KKR & Co. Inc. Class A	2,130,259	58,327
M&T Bank Corp.	313,885	54,412
Principal Financial Group Inc.	929,473	53,984
Willis Towers Watson plc	205,562	32,771
Zions Bancorporation	606,260	31,344
Allstate Corp.	308,319	29,327
Invesco Ltd.	695,225	18,764
* Brighthouse Financial Inc.	184,920	8,031
		4,445,440
Health Care (13.5%)
Bristol-Myers Squibb Co.	6,017,627	353,536
UnitedHealth Group Inc.	1,170,723	296,451
* Mylan NV	7,657,017	285,683
Medtronic plc	2,956,114	266,730
Koninklijke Philips NV	4,577,201	200,939
Allergan plc	991,279	182,485
HCA Healthcare Inc.	1,399,866	173,905
Amgen Inc.	847,946	166,664
McKesson Corp.	1,301,548	163,474
Merck & Co. Inc.	2,367,092	155,920
* Biogen Inc.	398,772	133,337
Pfizer Inc.	3,236,417	129,230
* Express Scripts Holding Co.	1,328,137	105,534
CVS Health Corp.	688,190	44,636
Cardinal Health Inc.	822,527	41,085
Cigna Corp.	170,556	30,601
		2,730,210
Industrials (9.9%)
Harris Corp.	1,591,815	262,570
Eaton Corp. plc	2,830,929	235,448
* IHS Markit Ltd.	3,530,565	187,226
Honeywell International Inc.	1,068,834	170,639
Raytheon Co.	810,210	160,446
* Sensata Technologies Holding plc	2,867,412	155,901
Johnson Controls International plc	3,920,600	147,062
Dover Corp.	1,596,742	132,498
JB Hunt Transport Services Inc.	1,067,005	127,934
General Electric Co.	7,997,178	109,002

American Airlines Group Inc.	2,189,529	86,574
Stanley Black & Decker Inc.	368,612	55,096
Parker-Hannifin Corp.	317,760	53,717
^ Schneider National Inc. Class B	1,739,179	45,462
L3 Technologies Inc.	166,050	35,608
Knight-Swift Transportation Holdings Inc.	801,847	26,100
		1,991,283
Information Technology (14.8%)
Broadcom Inc.	1,379,946	306,031
* Arrow Electronics Inc.	3,675,285	278,734
* Micron Technology Inc.	4,694,344	247,814
Lam Research Corp.	1,180,375	225,027
Apple Inc.	1,091,817	207,762
* VeriSign Inc.	1,372,302	199,299
* Keysight Technologies Inc.	3,162,727	183,438
KLA-Tencor Corp.	1,542,970	181,176
Marvell Technology Group Ltd.	7,975,183	169,951
Oracle Corp.	3,473,300	165,607
SS&C Technologies Holdings Inc.	2,968,761	157,552
Cisco Systems Inc.	3,716,139	157,155
QUALCOMM Inc.	2,296,812	147,203
Hewlett Packard Enterprise Co.	8,187,213	126,411
Cognizant Technology Solutions Corp. Class A	1,364,386	111,197
Cypress Semiconductor Corp.	4,626,400	82,396
Microsoft Corp.	310,179	32,904
Micro Focus International plc ADR	126,795	2,054
		2,981,711
Materials (4.8%)
Celanese Corp. Class A	2,186,499	258,247
FMC Corp.	2,198,957	197,642
* Alcoa Corp.	2,959,290	128,049
Reliance Steel & Aluminum Co.	1,229,405	110,892
PPG Industries Inc.	982,613	108,736
Vulcan Materials Co.	851,400	95,357
International Paper Co.	1,447,616	77,781
		976,704
Other (0.4%)
^,2 Vanguard Value ETF	703,525	76,445

Real Estate (3.2%)
American Tower Corp.	1,683,997	249,636
Host Hotels & Resorts Inc.	7,387,345	154,691
Public Storage	565,589	123,202
Weyerhaeuser Co.	3,468,407	118,550
		646,079
Telecommunication Services (1.6%)
Verizon Communications Inc.	5,598,340	289,098
AT&T Inc.	815,225	26,063
Nippon Telegraph & Telephone Corp.	310,200	14,348
		329,509
Utilities (3.1%)
Edison International	3,529,009	235,138
NextEra Energy Inc.	1,225,702	205,354
Sempra Energy	880,465	101,773
Avangrid Inc.	1,258,907	63,021

	Entergy Corp.			367,502	29,870
					635,156
Total Common Stocks (Cost $14,492,435)					19,674,567
		Coupon
Temporary Cash Investments (2.9%)1
Money Market Fund (1.6%)
3,4 Vanguard Market Liquidity Fund		2.145%		3,341,483	334,149
				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.2%)
	Bank of America Securities, LLC
	(Dated 7/31/18, Repurchase Value
	$242,513,000, collateralized by Federal
	National Mortgage Assn. 3.000%-4.500%,
	2/1/26-5/1/48, with a value of
	$247,350,000)	1.930%	8/1/18	242,500	242,500

U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.928%	10/4/18	3,000	2,990
5	United States Treasury Bill	1.982%	10/18/18	3,100	3,087
5	United States Treasury Bill	2.034%	11/15/18	2,300	2,286
5	United States Treasury Bill	2.122%	1/10/19	2,000	1,981
					10,344
Total Temporary Cash Investments (Cost $587,009)					586,993
Total Investments (100.3%) (Cost $15,079,444)					20,261,560
Other Assets and Liabilities-Net (-0.3%)4					(55,150)
Net Assets (100%)					20,206,410

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,415,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $30,049,000 of collateral received for securities on loan.
5 Securities with a value of $6,707,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	9/21/2018	1,072	150,997	1,486

Windsor Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	9/19/18	JPY	1,502,000	USD	13,685	(206)
Deutsche Bank AG	9/19/18	JPY	738,100	USD	6,586	38
Bank of America, N.A.	9/19/18	USD	34,522	JPY	3,790,446	505
						337
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Windsor Fund

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,251,888	422,679	—
Temporary Cash Investments	334,149	252,844	—
Futures Contracts—Assets[1]	886	—	—
Forward Currency Contracts—Assets	—	543	—
Forward Currency Contracts—Liabilities		(206)
Total	19,586,923	675,860	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Windsor Fund

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At July 31, 2018, the cost of investment securities for tax purposes was $15,079,444,000. Net unrealized appreciation of investment securities for tax purposes was $5,182,116,000, consisting of unrealized gains of $5,573,472,000 on securities that had risen in value since their purchase and $391,356,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (98.2%)1
Consumer Discretionary (10.1%)
	Lowe's Cos. Inc.	9,995,896	992,992
	Comcast Corp. Class A	22,509,107	805,376
	Dollar General Corp.	6,390,991	627,276
2	Adient plc	6,032,177	287,313
	Aptiv plc	2,126,576	208,553
	General Motors Co.	5,381,238	204,003
*	Discovery Communications Inc.	8,064,700	197,988
	McDonald's Corp.	1,231,725	194,046
	Omnicom Group Inc.	2,692,524	185,326
	DR Horton Inc.	3,837,656	167,706
	Starbucks Corp.	2,865,270	150,112
	Lennar Corp. Class A	2,807,920	146,770
*	Dollar Tree Inc.	1,359,700	124,113
	CBS Corp. Class B	1,801,200	94,869
	Goodyear Tire & Rubber Co.	3,212,700	77,780
	Magna International Inc.	1,209,800	73,532
	Harley-Davidson Inc.	1,315,300	56,413
	Genuine Parts Co.	563,581	54,842
*	AutoZone Inc.	75,110	52,992
	Whirlpool Corp.	357,300	46,842
	Publicis Groupe SA	687,520	43,875
	Interpublic Group of Cos. Inc.	1,543,200	34,799
	Bed Bath & Beyond Inc.	1,630,200	30,534
	Hyundai Motor Co.	263,261	30,510
*,^ Discovery Communications Inc. Class A		1,118,000	29,716
*	Meritage Homes Corp.	284,390	12,271
	Best Buy Co. Inc.	34,271	2,571
	Las Vegas Sands Corp.	34,291	2,466
	Lennar Corp. Class B	47,457	2,050
	Lear Corp.	11,027	1,986
	PulteGroup Inc.	65,230	1,858
*	Liberty Media Corp-Liberty SiriusXM A	39,309	1,853
	Ralph Lauren Corp. Class A	13,450	1,816
	Kohl's Corp.	22,205	1,640
	News Corp. Class B	96,906	1,483
	H&R Block Inc.	39,712	999
	Macy's Inc.	23,318	926
	Gentex Corp.	33,349	774
	Toll Brothers Inc.	19,044	672
*	Liberty Latin America Ltd. Class A	25,863	494
	Twenty-First Century Fox Inc.	9,900	440
	Ford Motor Co.	26,795	269
	Darden Restaurants Inc.	1,686	180
*	Liberty Media Corp-Liberty SiriusXM C	1,873	89
			4,953,115
Consumer Staples (6.4%)
	Philip Morris International Inc.	7,041,262	607,661
	Altria Group Inc.	8,558,293	502,201

Coca-Cola Co.	10,768,387	502,130
Imperial Brands plc ADR	12,623,648	483,612
PepsiCo Inc.	2,911,021	334,767
Procter & Gamble Co.	2,008,251	162,427
Mondelez International Inc. Class A	2,751,913	119,378
Nestle SA	1,448,100	118,011
Kroger Co.	3,907,152	113,307
Unilever plc ADR	1,411,600	80,475
Molson Coors Brewing Co. Class B	1,022,678	68,519
Kellogg Co.	525,976	37,360
Lamb Weston Holdings Inc.	31,043	2,181
Sysco Corp.	31,258	2,101
JM Smucker Co.	18,716	2,080
Walmart Inc.	20,950	1,869
Ingredion Inc.	13,574	1,375
Tyson Foods Inc. Class A	18,811	1,085
Conagra Brands Inc.	3,392	125
Clorox Co.	755	102
		3,140,766
Energy (12.5%)
Schlumberger Ltd.	11,962,334	807,697
ConocoPhillips	10,008,775	722,333
BP plc ADR	15,266,487	688,366
Occidental Petroleum Corp.	7,748,656	650,345
Phillips 66	4,932,531	608,378
Chevron Corp.	3,674,745	464,010
Apache Corp.	5,815,900	267,531
Suncor Energy Inc.	5,853,380	246,661
Marathon Oil Corp.	11,184,226	236,211
Hess Corp.	3,408,500	223,700
Halliburton Co.	5,173,125	219,444
EOG Resources Inc.	1,669,500	215,265
Cabot Oil & Gas Corp.	7,483,823	175,870
National Oilwell Varco Inc.	2,629,500	127,846
Murphy Oil Corp.	3,585,435	119,252
Royal Dutch Shell plc ADR	1,718,906	117,522
Pioneer Natural Resources Co.	596,912	112,978
Andeavor	429,700	64,481
* Kosmos Energy Ltd.	5,732,500	43,452
Exxon Mobil Corp.	95,831	7,811
Valero Energy Corp.	25,104	2,971
Anadarko Petroleum Corp.	30,300	2,216
HollyFrontier Corp.	28,501	2,126
* Continental Resources Inc.	24,921	1,592
		6,128,058
Financials (19.5%)
Wells Fargo & Co.	26,654,047	1,527,010
JPMorgan Chase & Co.	9,481,566	1,089,906
Citigroup Inc.	13,099,865	941,749
American International Group Inc.	13,536,166	747,332
US Bancorp	12,452,062	660,084
Bank of America Corp.	20,146,621	622,128
American Express Co.	6,029,617	600,068
Bank of New York Mellon Corp.	9,118,578	487,570
Citizens Financial Group Inc.	8,279,348	329,352
SunTrust Banks Inc.	4,213,351	303,656

Intercontinental Exchange Inc.	3,588,300	265,211
Fifth Third Bancorp	6,824,114	201,926
Capital One Financial Corp.	1,831,000	172,700
Goldman Sachs Group Inc.	614,718	145,953
Aon plc	1,001,350	143,744
Navient Corp.	9,795,109	129,393
Travelers Cos. Inc.	948,800	123,477
Sterling Bancorp	5,557,600	123,379
Discover Financial Services	1,723,300	123,061
* SLM Corp.	9,795,020	110,586
State Street Corp.	1,067,966	94,312
Barclays plc	36,326,564	92,408
Commerce Bancshares Inc.	1,360,950	90,911
* AXA Equitable Holdings Inc.	3,869,700	85,095
Ally Financial Inc.	2,109,470	56,449
China Construction Bank Corp.	56,748,000	51,884
CIT Group Inc.	821,600	43,487
Banco de Sabadell SA	24,989,467	41,602
Sumitomo Mitsui Financial Group Inc.	1,036,900	41,152
Morgan Stanley	790,548	39,970
Synchrony Financial	1,360,621	39,376
Industrial & Commercial Bank of China Ltd.	45,262,000	33,637
Aflac Inc.	62,594	2,913
Allstate Corp.	27,702	2,635
Regions Financial Corp.	127,570	2,374
Progressive Corp.	39,036	2,343
Santander Consumer USA Holdings Inc.	110,783	2,132
Torchmark Corp.	22,875	2,015
T. Rowe Price Group Inc.	16,284	1,939
Zions Bancorporation	37,371	1,932
Comerica Inc.	19,889	1,928
Ameriprise Financial Inc.	13,203	1,923
* E*TRADE Financial Corp.	31,927	1,910
Brown & Brown Inc.	63,635	1,862
Unum Group	37,831	1,503
Lincoln National Corp.	17,887	1,218
MetLife Inc.	17,059	780
Fidelity National Financial Inc.	11,290	457
* Voya Financial Inc.	3,663	185
* SVB Financial Group	548	169
PNC Financial Services Group Inc.	1,092	158
		9,588,944
Health Care (16.6%)
Medtronic plc	16,049,968	1,448,189
Pfizer Inc.	33,312,316	1,330,161
Johnson & Johnson	8,578,956	1,136,883
* Express Scripts Holding Co.	8,193,786	651,078
Sanofi ADR	13,826,565	599,520
CVS Health Corp.	7,430,465	481,940
Cardinal Health Inc.	7,858,003	392,507
UnitedHealth Group Inc.	1,292,500	327,287
Anthem Inc.	1,177,267	297,848
Gilead Sciences Inc.	2,946,100	229,295
Cigna Corp.	1,129,855	202,718
Zoetis Inc.	1,936,447	167,464
GlaxoSmithKline plc ADR	3,261,600	135,650
Danaher Corp.	1,308,451	134,221

* Biogen Inc.	365,615	122,251
Humana Inc.	344,910	108,364
Roche Holding AG	429,900	105,603
Merck & Co. Inc.	1,246,839	82,129
Thermo Fisher Scientific Inc.	252,700	59,266
AbbVie Inc.	591,281	54,534
Koninklijke Philips NV	998,311	43,746
Zimmer Biomet Holdings Inc.	325,300	40,832
Eli Lilly & Co.	48,159	4,759
* Laboratory Corp. of America Holdings	12,703	2,227
Amgen Inc.	10,863	2,135
Agilent Technologies Inc.	31,405	2,074
Universal Health Services Inc. Class B	16,330	1,994
Quest Diagnostics Inc.	15,427	1,662
Abbott Laboratories	22,038	1,444
Perrigo Co. plc	16,339	1,316
* IQVIA Holdings Inc.	9,700	1,183
		8,170,280
Industrials (9.0%)
United Technologies Corp.	7,532,341	1,022,440
Johnson Controls International plc	23,172,228	869,190
General Electric Co.	42,062,736	573,315
General Dynamics Corp.	1,647,473	329,099
Raytheon Co.	1,403,156	277,867
Eaton Corp. plc	2,944,418	244,887
Honeywell International Inc.	975,921	155,806
Norfolk Southern Corp.	911,918	154,114
CNH Industrial NV	12,311,700	144,293
Cummins Inc.	949,181	135,553
Wabtec Corp.	1,119,500	123,503
Rockwell Automation Inc.	606,602	113,774
Deere & Co.	650,600	94,200
Stanley Black & Decker Inc.	488,022	72,945
* Gates Industrial Corp. plc	3,249,200	50,590
PACCAR Inc.	660,878	43,433
Embraer SA ADR	1,339,300	27,389
WW Grainger Inc.	7,490	2,596
Allison Transmission Holdings Inc.	43,017	2,022
Expeditors International of Washington Inc.	24,293	1,851
Caterpillar Inc.	11,384	1,637
KAR Auction Services Inc.	24,765	1,472
American Airlines Group Inc.	30,912	1,222
Pentair plc	16,050	717
Waste Management Inc.	5,869	528
Delta Air Lines Inc.	6,691	364
		4,444,807
Information Technology (17.4%)
Microsoft Corp.	15,950,592	1,692,039
Oracle Corp.	19,761,855	942,245
Apple Inc.	4,655,636	885,921
QUALCOMM Inc.	10,525,649	674,589
* Alphabet Inc. Class A	458,898	563,169
* Alphabet Inc. Class C	396,656	482,833
Cisco Systems Inc.	9,532,771	403,141
Samsung Electronics Co. Ltd.	7,670,000	318,384
Hewlett Packard Enterprise Co.	20,545,000	317,215

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,567,119	311,841
Intel Corp.	5,011,988	241,077
* eBay Inc.	7,163,134	239,607
* Visa Inc. Class A	1,456,600	199,175
Corning Inc.	5,910,900	196,124
Analog Devices Inc.	1,918,801	184,473
Telefonaktiebolaget LM Ericsson ADR	20,439,100	160,651
Skyworks Solutions Inc.	1,594,600	150,817
Motorola Solutions Inc.	1,175,720	142,615
DXC Technology Co.	1,584,500	134,271
* Worldpay Inc. Class A	941,100	77,349
* Palo Alto Networks Inc.	378,300	75,002
* Electronic Arts Inc.	324,780	41,815
* Teradata Corp.	943,500	36,127
TE Connectivity Ltd.	385,300	36,052
International Business Machines Corp.	29,310	4,248
HP Inc.	129,411	2,987
NetApp Inc.	32,184	2,495
* Advanced Micro Devices Inc.	113,192	2,075
Western Union Co.	100,508	2,026
Seagate Technology plc	36,619	1,927
Marvell Technology Group Ltd.	85,927	1,831
* Dell Technologies Inc. Class V	19,093	1,766
* NVIDIA Corp.	7,050	1,726
* Micron Technology Inc.	27,056	1,428
* Zebra Technologies Corp.	9,836	1,357
Broadcom Inc.	3,150	699
* First Solar Inc.	5,999	314
		8,531,411
Materials (3.3%)
Air Products & Chemicals Inc.	4,169,234	684,463
DowDuPont Inc.	9,519,293	654,642
International Paper Co.	1,717,600	92,287
Steel Dynamics Inc.	1,850,750	87,152
Vulcan Materials Co.	623,300	69,810
LyondellBasell Industries NV Class A	24,787	2,746
Huntsman Corp.	64,264	2,155
Freeport-McMoRan Inc.	127,950	2,111
Westlake Chemical Corp.	16,950	1,817
* Alcoa Corp.	41,047	1,776
WR Grace & Co.	4,922	363
Reliance Steel & Aluminum Co.	2,945	266
Chemours Co.	1,356	62
		1,599,650
Other (0.4%)
SPDR S&P 500 ETF Trust	460,743	129,621
3 Vanguard Value ETF	444,068	48,252
		177,873
Real Estate (0.4%)
Prologis Inc.	2,632,686	172,757
Weyerhaeuser Co.	71,392	2,440
Host Hotels & Resorts Inc.	107,130	2,243
Jones Lang LaSalle Inc.	11,651	1,993
Gaming and Leisure Properties Inc.	53,909	1,958
Park Hotels & Resorts Inc.	61,121	1,912
Spirit Realty Capital Inc.	213,943	1,791

	Extra Space Storage Inc.			17,807	1,673
					186,767
Telecommunication Services (1.2%)
	Verizon Communications Inc.			4,217,099	217,771
	Vodafone Group plc ADR			7,857,536	192,902
	AT&T Inc.			5,584,943	178,551
					589,224
Utilities (1.4%)
	Exelon Corp.			5,790,054	246,077
	Dominion Energy Inc.			3,355,835	240,647
	Southern Co.			1,786,800	86,838
	PPL Corp.			2,930,300	84,305
	NextEra Energy Inc.			24,374	4,084
	FirstEnergy Corp.			70,945	2,514
	Entergy Corp.			27,562	2,240
	AES Corp.			151,790	2,028
	MDU Resources Group Inc.			68,704	1,992
	NRG Energy Inc.			59,038	1,870
	National Fuel Gas Co.			26,382	1,417
	Public Service Enterprise Group Inc.			1,291	66
					674,078
Total Common Stocks (Cost $34,444,990)					48,184,973
		Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (2.0%)
4,5 Vanguard Market Liquidity Fund		2.145%		9,748,716	974,872

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.941%	9/27/18	7,200	7,178
6	United States Treasury Bill	1.934%	10/11/18	100	100
6	United States Treasury Bill	2.022%–2.078%	11/15/18	12,100	12,029
6	United States Treasury Bill	2.033%	11/23/18	15,000	14,905
					34,212
Total Temporary Cash Investments (Cost $1,009,138)					1,009,084
Total Investments (100.3%) (Cost $35,454,128)					49,194,057
Other Assets and Liabilities-Net (-0.3%)5					(126,850)
Net Assets (100%)					49,067,207

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,678,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $4,752,000 of collateral received for securities on loan.
6 Securities with a value of $13,319,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Windsor II Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	2,135	300,725	1,215

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service,monitoring news to identify significant market- or security-specific events, and evaluating changesin the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-tradedfunds), between the time the foreign markets close and the fund’s pricing time. When fair-valuepricing is employed, the prices of securities used by a fund to calculate its net asset value may differfrom quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

Windsor II Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	47,307,906	877,067	—
Temporary Cash Investments	974,872	34,212	—
Futures Contracts—Assets[1]	1,667	—	—
Total	48,284,445	911,279	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $35,454,128,000. Net unrealized appreciation of investment securities for tax purposes was $13,739,929,000, consisting of unrealized gains of $15,278,072,000 on securities that had risen in value since their purchase and $1,538,143,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Net	Change in			July 31,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Adient plc	NA1	242,129	41,294	(9,010)	(152,454)	4,045	—	287,313
Vanguard Market
Liquidity Fund	1,240,439	NA2	NA2	(49)	(45)	14,270	—	974,872
Vanguard Value ETF	64,101	—	19,769	10,631	(6,711)	955	—	48,252
Total	1,304,540	242,129	61,063	1,572	(159,210)	19,270	— 1,310,437

1 Not applicable—at October 31, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Windsor II Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: September 13, 2018

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 13, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.